Subsequent events (Details) - Senior Notes 6.25% Due 2028 $ in Millions	Apr. 05, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Face amount (in currency)	$ 400
Interest rate per annum	6.25%